Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Revenue
Operating expenses
Research and development	1,400,564	1,045,177	2,632,387	2,806,644	3,517,093	1,047,385
General and administrative	328,995	265,553	963,642	730,186	1,046,854	473,714
Legal and professional	1,322,002	288,416	2,323,013	1,072,728	1,328,435	822,727
Total operating expenses	3,051,561	1,599,146	5,919,042	4,609,558	5,892,382	2,343,826
Loss from operations	(3,051,561)	(1,599,146)	(5,919,042)	(4,609,558)	(5,892,382)	(2,343,826)
Other income (expense)
Interest income	2,524	20,765	38,135	56,720	79,117
Finance fee				(104,245)	(104,245)	(189,912)
Change in fair value of derivative liabilities	286,316	442,900	340,405	2,118,175	2,216,488	(189,000)
Change in fair value of warrant liabilities, as restated						(398,675)
Gain on sale of marketable securities	56,398		100,118	1,744	4,970
Change in fair value of marketable securities	(42,898)	9,606	(71,568)	21,134	71,568
Loss on settlement of convertible debt	(762,186)	(43,414)	(833,501)	(477,221)	(477,221)	(1,795,652)
Gain on settlement of accounts payable						328,687
Gain on forgiveness of Paycheck Protection Program note payable						73,007
Total other expense, as restated	(732,521)	(193,608)	(1,627,286)	(342,665)	(700,341)	(2,652,243)
Net loss	$ (3,784,082)	$ (1,792,754)	$ (7,546,328)	$ (4,952,223)	(6,592,723)	(4,996,069)
Dividend on Series A Convertible Preferred Stock, as restated						(402,064)
Deemed dividend on extinguishment of Series A Convertible Preferred Stock, as restated						(439,427)
Deemed dividend on modification of equity-classified warrants, as restated						(941,000)
Deemed contribution on conversion of preferred stock and settlement of preferred stock dividends, as restated						31,423
Net loss attributable to common stockholders					$ (6,592,723)	$ (6,747,137)
Weighted average common shares outstanding basic	2,384,177	1,969,904	2,189,366	1,820,006	1,866,275	1,337,742
Weighted average common shares outstanding diluted	2,384,177	1,969,904	2,189,366	1,820,006	1,866,275	1,337,742
Net loss per share - basic	$ (1.59)	$ (0.91)	$ (3.45)	$ (2.72)	$ (3.53)	$ (5.04)
Net loss per share - diluted	$ (1.59)	$ (0.91)	$ (3.45)	$ (2.72)	$ (3.53)	$ (5.04)
Related Party [Member]
Other income (expense)
Interest expense	$ (2,137)		$ (2,137)	$ (6,825)	$ (6,825)	$ (52,010)
Nonrelated Party [Member]
Other income (expense)
Interest expense	$ (270,538)	$ (623,465)	$ (1,198,738)	$ (1,952,147)	$ (2,484,193)	$ (428,688)